Matthews Japan Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.1%

	Shares	Value

INDUSTRIALS: 20.5%
Machinery: 5.7%
SMC Corp.	32,100	$13,063,750
IHI Corp.	547,800	11,716,519
Miura Co., Ltd.	515,100	10,494,680
Japan Steel Works, Ltd.	455,100	8,973,896

		44,248,845

Professional Services: 3.4%
Recruit Holdings Co., Ltd.	485,200	13,976,504
SMS Co., Ltd.	624,200	12,610,422

		26,586,926

Industrial Conglomerates: 2.8%
Hitachi, Ltd.	517,200	22,010,015

Building Products: 2.6%
Daikin Industries, Ltd.	134,100	20,633,842

Trading Companies & Distributors: 2.0%
ITOCHU Corp.	643,600	15,535,169

Commercial Services & Supplies: 1.9%
TOPPAN, Inc.	1,004,000	14,955,653

Electrical Equipment: 1.4%
Ushio, Inc.	1,082,400	11,243,007

Construction & Engineering: 0.7%
JGC Holdings Corp.	437,300	5,425,532

Total Industrials		160,638,989

HEALTH CARE: 15.7%
Health Care Equipment & Supplies: 10.3%
Olympus Corp.	1,628,500	31,328,651
Hoya Corp.	298,300	28,743,773
Terumo Corp.	738,400	20,756,590

		80,829,014

Pharmaceuticals: 5.4%
Daiichi Sankyo Co., Ltd.	1,029,800	28,783,803
Ono Pharmaceutical Co., Ltd.	564,900	13,195,350

		41,979,153

Total Health Care		122,808,167

CONSUMER DISCRETIONARY: 13.3%
Leisure Products: 2.8%
Bandai Namco Holdings, Inc.	181,200	11,808,493
Roland Corp.	337,700	10,356,887

		22,165,380

Automobiles: 2.6%
Mazda Motor Corp.	1,544,900	10,258,366
Toyota Motor Corp.	776,300	10,146,593

		20,404,959

Household Durables: 2.4%
Sony Group Corp.	293,100	18,879,880

	Shares	Value

Auto Components: 2.2%
Denso Corp.	368,700	$16,858,134

Textiles, Apparel & Luxury Goods: 1.8%
Asics Corp.	872,000	13,887,503

Hotels, Restaurants & Leisure: 1.0%
Kyoritsu Maintenance Co., Ltd.	193,000	7,974,313

Specialty Retail: 0.5%
Hikari Tsushin, Inc.	32,800	3,852,992

Total Consumer Discretionary		104,023,161

INFORMATION TECHNOLOGY: 12.7%
IT Services: 7.5%
OBIC Co., Ltd.	153,000	20,516,330
Nomura Research Institute, Ltd.	508,700	12,424,098
SHIFT, Inc.[b]	85,100	11,108,207
GMO Payment Gateway, Inc.	149,000	10,214,115
Simplex Holdings, Inc.	333,600	4,275,002

		58,537,752

Electronic Equipment, Instruments & Components: 3.0%
Keyence Corp.	71,300	23,568,967

Semiconductors & Semiconductor Equipment: 1.6%
Renesas Electronics Corp.[b]	1,532,700	12,848,991

Software: 0.6%
Appier Group, Inc.[b]	509,100	4,266,682

Total Information Technology		99,222,392

COMMUNICATION SERVICES: 11.6%
Entertainment: 5.4%
Toho Co., Ltd.	543,700	19,770,421
Nintendo Co., Ltd.	312,400	12,600,436
Capcom Co., Ltd.	399,600	10,060,902

		42,431,759

Diversified Telecommunication Services: 3.0%
Nippon Telegraph & Telephone Corp.	870,100	23,468,612

Media: 1.4%
Direct Marketing MiX, Inc.	622,000	6,997,887
Septeni Holdings Co., Ltd.	1,172,800	3,617,104

		10,614,991

Wireless Telecommunication Services: 1.3%
SoftBank Group Corp.	311,400	10,553,692

Interactive Media & Services: 0.5%
Kakaku.com, Inc.	209,400	3,548,531

Total Communication Services		90,617,585

CONSUMER STAPLES: 9.6%
Food Products: 5.4%
Ajinomoto Co., Inc.	940,500	25,705,084
Kikkoman Corp.	293,600	16,644,498

		42,349,582

matthewsasia.com | 800.789.ASIA	1

Matthews Japan Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Food & Staples Retailing: 2.3%
Seven & i Holdings Co., Ltd.	443,800	$17,827,461

Beverages: 1.9%
Suntory Beverage & Food, Ltd.	410,300	14,602,243

Total Consumer Staples		74,779,286

FINANCIALS: 8.1%
Diversified Financial Services: 4.5%
ORIX Corp.	1,380,700	19,342,301
eGuarantee, Inc.	904,600	15,626,882

		34,969,183

Insurance: 3.6%
Tokio Marine Holdings, Inc.	1,605,000	28,525,874

Total Financials		63,495,057

MATERIALS: 6.1%
Chemicals: 6.1%
Shin-Etsu Chemical Co., Ltd.	231,600	22,918,398
Nissan Chemical Corp.	384,000	17,154,697
JSR Corp.	400,000	7,585,090

Total Materials		47,658,185

	Shares	Value

REAL ESTATE: 0.5%

Real Estate Management & Development: 0.5%
TKP Corp.[b]	225,200	$4,062,835

Total Real Estate		4,062,835

TOTAL INVESTMENTS: 98.1%		767,305,657
(Cost $910,183,740)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		14,906,247

NET ASSETS: 100.0%		$782,211,904

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS